Related party transactions: (Tables)	12 Months Ended
Dec. 31, 2021
Related party transactions:
Schedule of information about key management personnel

	2021	2020

Short-term benefits	$2,992	$2,307
Stock-based compensation expense (recovery) – DSU plan	1,777	(993)
Stock-based compensation expense - Stock option plan	4,952	3,790
	$9,721	$5,104